Employee Future Benefits (Tables)	6 Months Ended
Jun. 30, 2018
Retirement Benefits [Abstract]
Schedule of Net Benefit Costs
The net benefit cost is detailed below.

	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2018	2017	2018	2017
Quarter ended June 30
Components of net benefit cost:
Service costs	20	20	7	7
Interest costs	28	29	6	7
Expected return on plan assets	(40)	(38)	(4)	(4)
Amortization of actuarial losses	12	12	—	1
Amortization of past service credits/plan amendments	—	—	(2)	(3)
Regulatory adjustments	—	—	2	1
Net benefit cost	20	23	9	9

Year-to-date June 30
Components of net benefit cost:
Service costs	41	39	15	14
Interest costs	56	58	12	13
Expected return on plan assets	(80)	(76)	(8)	(7)
Amortization of actuarial losses	24	23	—	1
Amortization of past service credits/plan amendments	—	—	(5)	(6)
Regulatory adjustments	—	—	3	2
Net benefit cost	41	44	17	17